UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	81121405

TrendStar Investment Trust
(Exact name of registrant as specified in charter)

TrendStar Advisors, LLC, 7300 College Park Blvd., Suite 308, Overland Park, KS 66210
(Address of principal executive offices)(Zip code)

John Swhear

Unified Fund Services, Inc.

2960 N. Meridian St.

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	913-661-2900

Date of fiscal year end:	9/30

Date of reporting period:	12/31/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments
December 31, 2007 - (unaudited)

Common Stocks - 98.32%	Shares	Value

Aerospace & Defense - 3.01%
Mercury Computer Systems, Inc. (a)	240,492	$ 3,874,326

Airlines - 1.33%
JetBlue Airways Corp. (a)	290,983	1,716,800

Automobiles - 1.08%
Monaco Coach Corp.	156,444	1,389,223

Capital Markets - 3.37%
Waddell & Reed Financial, Inc. - Class A	105,400	3,803,886
W.P. Stewart & Co, Ltd.	104,650	534,762
		4,338,648

Commercial Banks - 3.51%
BankAtlantic Bancorp, Inc. - Class A	234,950	963,295
Boston Private Financial Holdings, Inc.	131,493	3,560,830
		4,524,125

Communications Equipment - 2.92%
Black Box Corp.	103,902	3,758,135

Diversified Financial Services - 2.89%
Jack Henry & Associates, Inc.	152,900	3,721,586

Electric Lighting & Wiring Equipment - 3.44%
Daktronics, Inc.	196,300	4,430,491

Electronic Equipment & Instruments - 3.55%
Benchmark Electronics, Inc. (a)	107,477	1,905,567
National Instruments Corp.	57,219	1,907,109
Plexus Corp. (a)	29,134	765,059
		4,577,735

*See accompanying notes which are an integral part of these financial highlights.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
December 31, 2007 - (unaudited)

Common Stocks - 98.32% - continued	Shares	Value

Health Care Equipment & Supplies - 10.55%
Affymetrix, Inc. (a)	97,634	$ 2,259,251
American Medical Systems Holdings, Inc. (a)	15,000	216,900
Analogic Corp.	35,025	2,371,893
Bio-Reference Laboratories, Inc. (a)	145,316	4,748,927
ICU Medical, Inc. (a)	103,832	3,738,990
PSS World Medical, Inc. (a)	12,868	251,827
		13,587,788

Health Care Providers & Services - 10.28%
AMERIGROUP Corp. (a)	107,950	3,934,777
AmSurg Corp. (a)	146,715	3,970,108
Centene Corp. (a)	186,701	5,123,075
Eclipsys Corp. (a)	8,309	210,301
		13,238,261

Hotels, Restaurants & Leisure - 2.96%
Steiner Leisure, Ltd. (a)	86,249	3,808,756

Household Durables - 2.78%
Ethan Allen Interiors, Inc.	96,509	2,750,506
WCI Communities, Inc. (a)	219,275	828,860
		3,579,366

IT Services - 6.78%
CACI International, Inc. - Class A (a)	90,100	4,033,777
CRA International, Inc. (a)	68,424	3,257,667
Gevity HR, Inc.	188,609	1,450,403
		8,741,847

Laboratory Analytical Instruments - 1.70%
Illumina, Inc. (a)	36,900	2,186,694

Leisure Equipment & Products -1.28%
Shuffle Master, Inc. (a)	137,668	1,650,639

Media - 3.54%
Arbitron, Inc.	86,375	3,590,609
Dolby Laboratories, Inc. - Class A (a)	19,400	964,568
		4,555,177

Mining & Quarrying of Nonmetallic Minerals - 1.05%
USEC, Inc. (a)	150,400	1,353,600

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.24%
Energy Conversion Devices, Inc. (a)	9,200	309,580

*See accompanying notes which are an integral part of these financial highlights.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
December 31, 2007 - (unaudited)

Common Stocks - 98.32% - continued	Shares	Value

Semiconductors - 12.48%
Cree, Inc. (a)	298,350	$ 8,195,674
DSP Group, Inc. (a)	116,033	1,415,603
FormFactor, Inc. (a)	20,000	662,000
IXYS Corp. (a)	397,749	3,189,947
OmniVision Technologies, Inc. (a)	78,152	1,223,079
SiRF Technology Holdings, Inc. (a)	55,200	1,387,176
		16,073,479

Semiconductor Equipment - 7.20%
Cabot Microelectronics Corp. (a)	96,509	3,465,638
Photronics, Inc. (a)	146,480	1,826,606
Varian Semiconductor Equipment Associates, Inc. (a)	107,456	3,975,872
		9,268,116

Services - Child Day Care Services - 0.26%
Bright Horizons Family Solutions, Inc. (a)	9,646	333,173

Services - Computer Integrated Systems Design - 0.34%
Cerner Corp. (a)	2,300	129,720
Evergreen Solar, Inc. (a)	17,700	305,679
		435,399

Services - Home Health Care Services - 1.77%
Gentiva Health Services, Inc. (a)	120,049	2,285,733

Specialty Retail - 5.03%
Barnes & Noble, Inc.	81,854	2,819,870
inVentiv Health, Inc. (a)	118,100	3,656,376
		6,476,246

Surgical & Medical Instruments & Apparatus - 0.93%
ResMed, Inc. (a)	22,800	1,197,684

Transportation - 4.05%
Forward Air Corp.	89,932	2,803,180
UTI Worldwide, Inc.	123,200	2,414,720
		5,217,900

TOTAL COMMON STOCKS (Cost $133,139,279)		126,630,507

*See accompanying notes which are an integral part of these financial highlights.

TrendStar Funds
TrendStar Small-Cap Fund
Schedule of Investments - continued
December 31, 2007 - (unaudited)

Money Market Securities - 0.33%	Shares	Value

Fidelity Institutional Prime Money Market Portfolio, 4.95% (b)	429,974	$ 429,974

TOTAL MONEY MARKET SECURITIES (Cost $ 429,974)		429,974

TOTAL INVESTMENTS (Cost $133,569,253) - 98.65%		$ 127,060,481

Cash & other assets less liabilities - 1.35%		1,735,104

TOTAL NET ASSETS - 100.00%		$ 128,795,585

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at December 31, 2007.

Tax Related
Unrealized appreciation		$ 16,338,059
Unrealized depreciation		(22,846,831)
Net unrealized depreciation		$ (6,508,772)

Aggregate cost of securities for income tax purposes		$ 133,569,253

*See accompanying notes which are an integral part of these financial highlights.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments
December 31, 2007 - (unaudited)

Common Stocks - 99.59%	Shares	Value

Auto Components - 5.73%
Gentex Corp.	14,000	$ 248,780
Johnson Controls, Inc.	7,800	281,112
		529,892

Beverages - 5.85%
PepsiCo, Inc.	3,500	265,650
The Coca-Cola Co.	4,500	276,165
		541,815

Communications Equipment - 3.13%
Cisco Systems, Inc. (a)	10,700	289,649

Computer Storage Devices - 1.94%
SanDisk Corp. (a)	5,400	179,118

Consulting Services - 0.89%
SAIC, Inc. (a)	4,100	82,492

Consumer Electronics - 1.67%
Harman International Industries, Inc.	2,100	154,791

Diversified Financial Services - 1.84%
Citigroup, Inc.	5,800	170,752

Electromedical & Electrotherapeutic Apparatus - 1.63%
Medtronic, Inc.	3,000	150,810

Food Products - 3.05%
Wm. Wrigley Jr. Co.	4,825	282,504

Health Care Equipment & Supplies - 3.18%
C.R. Bard, Inc.	3,100	293,880

Hotels, Restaurants & Leisure - 8.96%
Carnival Corp.	6,000	266,940
McDonald's Corp.	5,000	294,550
Yum! Brands, Inc.	7,000	267,890
		829,380

Household Products - 6.48%
Colgate-Palmolive Co.	3,800	296,248
Kimberly-Clark Corp.	4,375	303,363
		599,611

Industrial Conglomerates - 3.12%
General Electric Co.	7,800	289,146

Insurance - 6.88%
AFLAC, Inc.	5,600	350,728
American International Group, Inc.	4,900	285,670
		636,398

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.57%
Zimmer Holdings, Inc. (a)	2,000	145,530

Personal Products - 3.11%
The Procter & Gamble Co.	3,917	287,586

*See accompanying notes which are an integral part of these financial highlights.

TrendStar Funds
TrendStar American Endeavor Fund
Schedule of Investments - continued
December 31, 2007 - (unaudited)

Common Stocks - 99.59% - continued	Shares	Value

Pharmaceuticals - 9.16%
Johnson & Johnson	4,400	$ 293,480
Schering-Plough Corp.	10,500	279,720
Wyeth	6,200	273,978
		847,178

Semiconductors - 6.14%
Altera Corp.	12,000	231,840
Intel Corp.	7,900	210,614
Microchip Technology, Inc.	4,000	125,680
		568,134

Semiconductor Equipment - 3.42%
Applied Materials, Inc.	17,800	316,128

Services - Computer Integrated Design - 2.49%
Yahoo! Inc. (a)	9,900	230,274

Services - Prepackaged Software - 3.35%
Electronic Arts, Inc. (EA) (a)	5,300	309,573

Software - 7.82%
Citrix Systems, Inc. (a)	6,500	247,065
Microsoft Corp.	9,500	338,200
Symantec Corp. (a)	8,596	138,739
		724,004

Specialty Retail - 5.57%
Tiffany & Co.	5,700	262,371
Weight Watchers International, Inc.	5,600	253,008
		515,379

Transportation - 2.61%
Expeditors International of Washington, Inc.	5,400	241,272

TOTAL COMMON STOCKS (Cost $7,396,792)		9,215,296

TOTAL INVESTMENTS (Cost $7,396,792) - 99.59%		$ 9,215,296

Cash & other assets less liabilities - 0.41%		38,017

TOTAL NET ASSETS - 100.00%		$ 9,253,313

(a) Non-income producing.

Tax Related
Unrealized appreciation		$ 2,176,035
Unrealized depreciation		(357,531)
Net unrealized appreciation		$ 1,818,504

Aggregate cost of securities for income tax purposes		$ 7,396,792

*See accompanying notes which are an integral part of these financial highlights.

TrendStar Funds

Related Footnotes

December 31, 2007 - (Unaudited)

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations e not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Pricing Committee of the Board.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor's opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund's NAV calculation that may affect a security's value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Fund invests in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger fair valuation than other securities.

Securities Transactions and Related Income - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of December 4, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	TrendStar Investment Trust

By	/s/ Thomas W. Laming
Thomas W. Laming, President

Date	2/18/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas W. Laming
Thomas W. Laming, President

Date	2/18/2008

By	/s/ James R. McBride
James R. McBride, Treasurer

Date	2/19/2008